Subordinated Liabilities - Other (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Sep. 15, 2021 USD ($) shares	Oct. 01, 2018 USD ($) $ / shares shares	Dec. 29, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 MXN ($)	Sep. 15, 2021 $ / shares	Dec. 29, 2016 $ / shares
Subordinated Additional Tier I Capital Notes, Issued 2016
Financial liabilities
Period term resets			5 years
Balance to the equity component assigned						$ 0
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Amount of debt securities issued				$ 700
Financial liabilities at amortized cost | Subordinated Additional Tier I Capital Notes, Issued 2016
Financial liabilities
Amount of debt securities issued			$ 500
Interest rate (as a percent)								8.50%
Initial interest rate term			5 years
Basic capital index for automatic conversion								5.125%
Number of consecutive business days			30 days
Floor price | $ / shares								$ 20.30
Period term resets			5 years
Financial liabilities at amortized cost | Tier II Subordinated Capital Notes, Issued 2018
Financial liabilities
Amount of debt securities issued		$ 1,300
Number of debt securities issued | shares		1,300,000
Nominal value (in dollars per share) | $ / shares		$ 1,000
Maturity period of debt instruments issued		10 years
Prepaid maturity period		5 years
Interest rate (as a percent)		5.95%
Initial interest rate term		5 years
Second interest rate term		5 years
Basic capital index after loss absorption mechanism through write down of issue		4.5
Basic capital index after partial write down		7.0
Basic capital index		8.0
Repayment of subordinated debt					$ 1,223
Financial liabilities at amortized cost | Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Financial liabilities
Amount of debt securities issued	$ 700
Number of debt securities issued | shares	700,000,000
Maturity period of debt instruments issued	5 years
Maturity recalculation term	5 years
Prepaid maturity period	5 years
Interest rate (as a percent)							4.625%
Number of consecutive business days	30 days
Floor price | $ / shares							$ 13.33